Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Opus Genetics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34079
Entity Tax Identification Number	11-3516358
Entity Address, Address Line One	8 Davis Drive
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	984
Local Phone Number	884-6030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001228627
Amendment Flag	false